Balance Sheet Components (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Impairment Effects on Earnings Per Share [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 26,452		$ 31,676	$ 33,950
Other Labor-related Expenses		$ 6,868	6,868
Employee retention credits	2,468		2,468
Depreciation	67	114	352	539
Amortization of Intangible Assets	4,870	7,021		26,570
Amortization of Acquisition Costs	920	1,778	21,022	20,748
Developed Technology [Member]
Impairment Effects on Earnings Per Share [Line Items]
Amortization of Intangible Assets	0	796	2,130	2,831
Platform Development [Member]
Impairment Effects on Earnings Per Share [Line Items]
Amortization of Intangible Assets	1,549	1,573	6,332	5,822
Impairment of Intangible Assets, Finite-Lived	0	64	64	210
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Impairment, Long-Lived Asset, Held-for-Use	0	55	$ 55	0
Finite-Lived Intangible Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Impairment of Intangible Assets, Finite-Lived	$ 1,198	$ 0		$ 47